Schedule of Calculation of Loss Per Share (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Weighted number of shares	45,869,177	45,572,689	45,352,601
Profit (Loss)	₪ (67,795)	₪ (61,959)	₪ 44,819
Options which could potentially be dilutive in the future, antidilutive in 2022, 2021 and 2020			54,271